Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 32,156	$ 16,722	$ 17,341
Research & development	(56,188)	(59,815)	(65,927)
Manufacturing commercialization	(25,309)	(15,358)	(5,508)
Management and administration	(25,609)	(21,625)	(21,907)
Fair value remeasurement of contingent consideration	1,380	(6,264)	10,541
Other operating income and expenses	(455)	(1,086)	1,312
Finance costs	(13,330)	(11,328)	(1,829)
Loss before income tax	(87,355)	(98,754)	(65,977)
Income tax benefit	9,415	8,955	30,687
Loss attributable to the owners of Mesoblast Limited	$ (77,940)	$ (89,799)	$ (35,290)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.1474)	$ (0.1816)	$ (0.0758)
Diluted - losses per share	$ (0.1474)	$ (0.1816)	$ (0.0758)